Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 45,224	$ 38,147
Costs and Expenses:
Traffic-acquisition and related costs		37,422	28,844
Research and development		2,369	2,739
Selling and marketing		1,345	1,163
General and administrative		1,384	1,732
Depreciation and amortization		1,941	1,722
Business acquisition and related costs		222	(8)
Operating income		541	1,955
Financial income, net		140	555
Income before income taxes		681	2,510
Income tax expense		90	181
Net income		591	2,329
Less: net income attributable to noncontrolling interests		291
Net income attributable to shareholders of Viewbix Inc.		$ 300	$ 2,329
Net income per share – Basic attributed to shareholders:		$ 0.02	$ 0.16
Net income per share – Diluted attributed to shareholders:		$ 0.02	$ 0.16
Weighted average number of shares – Basic:	[1]	14,783,964	14,661,972
Weighted average number of shares – Diluted:	[1]	15,044,630	14,992,638

[1]	Retroactively adjusted to reflect the reverse stock split effected on August 31, 2022 (see note 1.E) and to reflect the equivalent number of shares corresponding to the combined financial information of the Company and Gix Media Ltd. following the Reorganization Transaction (see note 1.C) for all periods presented.